UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1.	Schedule of Investments.

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments

March 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 98.6%
Australia – 6.2%
79,451	Charter Hall Group (REIT) (Diversified)	$ 282,507
247,497	Mirvac Group (REIT) (Diversified)	366,715
171,906	Vicinity Centres (REIT) (Retail)	420,145

		1,069,367

Canada – 2.5%
12,498	RioCan Real Estate Investment Trust (REIT) (Retail)	255,974
6,967	Smart Real Estate Investment Trust (REIT) (Retail)	182,014

		437,988

Finland – 1.2%
82,320	Citycon OYJ (Retail)	207,376

France – 4.4%
2,414	Fonciere Des Regions (REIT) (Diversified)	227,653
11,341	Klepierre (REIT) (Retail)	541,736

		769,389

Germany – 3.3%
16,097	Vonovia SE (Residential)	577,896

Hong Kong – 6.6%
29,000	Cheung Kong Property Holdings Ltd. (Diversified)	186,884
68,000	China Overseas Land & Investment Ltd. (Diversified)	215,368
51,600	Hongkong Land Holdings Ltd. (Office)	305,317
35,000	Sun Hung Kai Properties Ltd. (Diversified)	428,278

		1,135,847

Japan – 11.8%
142	Comforia Residential REIT, Inc. (REIT) (Residential)	277,307
216	Japan Retail Fund Investment Corp. (REIT) (Retail)	518,606
17,000	Mitsubishi Estate Co. Ltd. (Diversified)	315,519
26,000	Mitsui Fudosan Co. Ltd. (Office)	647,599
16,400	Sekisui House Ltd. (Residential)	276,694

		2,035,725

Singapore – 2.3%
37,900	City Developments Ltd. (Diversified)	229,472
163,000	Fortune Real Estate Investment Trust (REIT) (Retail)	174,714

		404,186

Spain – 1.5%
23,010	Merlin Properties Socimi SA (REIT) (Diversified)	266,692

Switzerland – 1.4%
2,448	PSP Swiss Property AG (Registered) (Office)*	235,387

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – 4.6%
21,376	Big Yellow Group PLC (REIT) (Industrial)	$ 236,842
10,140	British Land Co. PLC (REIT) (Diversified)	101,784
4,231	Derwent London PLC (REIT) (Office)	191,198
32,389	Hammerson PLC (REIT) (Retail)	268,693

		798,517

United States – 52.8%
9,589	Acadia Realty Trust (REIT) (Retail)	336,862
2,268	American Tower Corp. (REIT) (Other)	232,175
3,573	AvalonBay Communities, Inc. (REIT) (Residential)	679,585
4,466	Boston Properties, Inc. (REIT) (Office)	567,539
15,218	Brixmor Property Group, Inc. (REIT) (Retail)	389,885
5,309	Care Capital Properties, Inc. (REIT) (Health Care)	142,494
9,536	Chesapeake Lodging Trust (REIT) (Hotels)	252,323
7,861	CyrusOne, Inc. (REIT) (Office)	358,855
17,886	DDR Corp. (REIT) (Retail)	318,192
2,008	Federal Realty Investment Trust (REIT) (Retail)	313,348
4,338	HCP, Inc. (REIT) (Health Care)	141,332
5,315	Highwoods Properties, Inc. (REIT) (Office)	254,110
4,367	Mid-America Apartment Communities, Inc. (REIT) (Residential)	446,351
10,851	Parkway Properties, Inc. (REIT) (Office)	169,927
4,564	Pebblebrook Hotel Trust (REIT) (Hotels)	132,675
6,434	Post Properties, Inc. (REIT) (Residential)	384,367
2,952	Prologis, Inc. (REIT) (Industrial)	130,419
2,125	PS Business Parks, Inc. (REIT) (Industrial)	213,584
2,508	Public Storage (REIT) (Industrial)	691,782
11,625	RLJ Lodging Trust (REIT) (Hotels)	265,980
4,870	Simon Property Group, Inc. (REIT) (Retail)	1,011,450
3,130	Sovran Self Storage, Inc. (REIT) (Industrial)	369,183
9,138	Ventas, Inc. (REIT) (Health Care)	575,328
5,255	Vornado Realty Trust (REIT) (Diversified)	496,230
4,075	Welltower, Inc. (REIT) (Health Care)	282,561

		9,156,537

TOTAL COMMON STOCKS (Cost $15,615,120)		$17,094,907

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(a)(b) – 2.8%
Goldman Sachs Financial Square Government Fund – FST Institutional Shares
478,702	0.255%	$ 478,702
(Cost $478,702)

TOTAL INVESTMENTS – 101.4% (Cost $16,093,822)		$17,573,609

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.4)%		(242,852)

NET ASSETS – 100.0%		$17,330,757

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2016.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$16,116,572

Gross unrealized gain	1,524,574
Gross unrealized loss	(67,537)

Net unrealized security gain	$1,457,037

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments

March 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 99.5%
Australia – 12.2%
1,512,496	Charter Hall Group (REIT) (Diversified)	$ 5,378,048
1,940,103	GPT Group (REIT) (Diversified)	7,427,247
7,786,818	Mirvac Group (REIT) (Diversified)	11,537,684
2,036,328	Stockland (REIT) (Diversified)	6,662,054
3,882,332	Vicinity Centres (REIT) (Retail)	9,488,567

		40,493,600

Canada – 5.2%
88,656	Allied Properties Real Estate Investment Trust (REIT) (Office)	2,387,142
61,423	Canadian Real Estate Investment Trust (REIT) (Diversified)	2,131,538
46,286	Granite Real Estate Investment Trust (REIT) (Industrial)	1,333,250
204,721	H&R Real Estate Investment Trust (REIT) (Diversified)	3,308,638
247,240	RioCan Real Estate Investment Trust (REIT) (Retail)	5,063,780
120,802	Smart Real Estate Investment Trust (REIT) (Retail)	3,155,967

		17,380,315

Finland – 1.3%
1,665,425	Citycon OYJ (Retail)	4,195,444

France – 12.9%
77,474	Fonciere Des Regions (REIT) (Diversified)	7,306,216
329,353	Klepierre (REIT) (Retail)	15,732,488
72,334	Unibail-Rodamco SE (REIT) (Retail)	19,837,981

		42,876,685

Germany – 5.4%
501,914	Vonovia SE (Residential)	18,019,139

Hong Kong – 16.7%
2,389,000	Cheung Kong Property Holdings Ltd. (Real Estate)	15,395,377
1,092,000	China Overseas Land & Investment Ltd. (Diversified)	3,458,553
3,018,000	Fortune Real Estate Investment Trust (REIT) (Retail)	3,234,888
1,539,700	Hongkong Land Holdings Ltd. (Office)	9,189,458
7,552,000	Mapletree Greater China Commercial Trust (REIT) (Retail)	5,352,286
1,555,475	Sun Hung Kai Properties Ltd. (Diversified)	19,033,601

		55,664,163

Japan – 25.0%
3,259	Comforia Residential REIT, Inc. (REIT) (Residential)	6,364,385
5,497	Japan Retail Fund Investment Corp. (REIT) (Retail)	13,198,041

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
1,010,000	Mitsubishi Estate Co. Ltd. (Diversified)	$ 18,745,568
793,000	Mitsui Fudosan Co. Ltd. (Office)	19,751,776
1,091	Orix JREIT, Inc. (REIT) (Office)	1,691,141
309,000	Sekisui House Ltd. (Residential)	5,213,318
513,000	Sumitomo Realty & Development Co. Ltd. (Office)	14,995,630
822	Top REIT, Inc. (REIT) (Diversified)	3,245,181

		83,205,040

Netherlands – 1.2%
69,802	Wereldhave NV (REIT) (Diversified)	3,897,482

Norway – 0.6%
214,350	Entra ASA (Office)(a)	2,018,197

Singapore – 2.3%
1,263,400	City Developments Ltd. (Diversified)	7,649,464

Spain – 1.9%
536,520	Merlin Properties Socimi SA (REIT) (Diversified)	6,218,420

Sweden – 1.4%
300,426	Hufvudstaden AB Class A (Diversified)	4,751,599

Switzerland – 2.2%
77,212	PSP Swiss Property AG (Registered) (Office)*	7,424,296

United Kingdom – 11.2%
399,606	Big Yellow Group PLC (REIT) (Industrial)	4,427,553
675,908	British Land Co. PLC (REIT) (Diversified)	6,784,718
162,216	Derwent London PLC (REIT) (Office)	7,330,507
896,736	Hammerson PLC (REIT) (Retail)	7,439,151
331,556	Helical Bar PLC (Diversified)	1,838,122
373,829	Kennedy Wilson Europe Real Estate PLC (Other)	6,273,374
350,580	The UNITE Group PLC (Other)	3,198,816

		37,292,241

TOTAL INVESTMENTS – 99.5% (Cost $$325,873,122)		$331,086,085

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		1,511,866

NET ASSETS – 100.0%		$332,597,951

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,018,197, which represents approximately 0.6% of net assets as of March 31, 2016.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$335,163,984

Gross unrealized gain	25,593,905
Gross unrealized loss	(29,671,804)

Net unrealized security loss	$(4,077,899)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments

March 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 98.9%
Commercial – 25.2%
94,216	Alexandria Real Estate Equities, Inc. (REIT)	$ 8,563,292
217,590	Boston Properties, Inc. (REIT)	27,651,337
328,999	Corporate Office Properties Trust (REIT)	8,632,934
377,389	CyrusOne, Inc. (REIT)	17,227,808
192,153	Highwoods Properties, Inc. (REIT)	9,186,835
246,344	Liberty Property Trust (REIT)	8,242,670
460,275	Parkway Properties, Inc. (REIT)	7,207,906
317,343	Prologis, Inc. (REIT)	14,020,214
78,866	PS Business Parks, Inc. (REIT)	7,926,822
296,314	Vornado Realty Trust (REIT)	27,980,931

		136,640,749

Health Care – 11.4%
130,803	Brookdale Senior Living, Inc.*	2,077,151
254,607	Care Capital Properties, Inc. (REIT)	6,833,652
295,484	HCP, Inc. (REIT)	9,626,869
433,029	Ventas, Inc. (REIT)	27,263,506
229,994	Welltower, Inc. (REIT)	15,947,784

		61,748,962

Leisure – 8.0%
625,952	Chesapeake Lodging Trust (REIT)	16,562,690
359,096	Pebblebrook Hotel Trust (REIT)	10,438,921
719,088	RLJ Lodging Trust (REIT)	16,452,733

		43,454,344

Multifamily – 16.1%
188,554	AvalonBay Communities, Inc. (REIT)	35,862,971
148,564	Equity Residential (REIT)	11,146,757
212,556	Mid-America Apartment Communities, Inc. (REIT)	21,725,349
308,044	Post Properties, Inc. (REIT)	18,402,548

		87,137,625

Other – 2.6%
93,372	American Tower Corp. (REIT)	9,558,492
148,025	Toll Brothers, Inc.*	4,368,218

		13,926,710

Retail – 24.7%
318,847	Acadia Realty Trust (REIT)	11,201,095
783,903	Brixmor Property Group, Inc. (REIT)	20,083,595
914,430	DDR Corp. (REIT)	16,267,710
125,555	Federal Realty Investment Trust (REIT)	19,592,858
89,134	General Growth Properties, Inc. (REIT)	2,649,954
288,518	Simon Property Group, Inc. (REIT)	59,922,303
446,050	WP Glimcher, Inc. (REIT)	4,233,014

		133,950,529

Self Storage – 10.9%
153,071	Public Storage (REIT)	42,221,574
144,319	Sovran Self Storage, Inc. (REIT)	17,022,426

		59,244,000

TOTAL INVESTMENTS – 98.9% (Cost $369,291,135)		$536,102,919

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		5,914,028

NET ASSETS – 100.0%		$542,016,947

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$369,261,587

Gross unrealized gain	169,489,609
Gross unrealized loss	(2,648,277)

Net unrealized security gain	$166,841,332

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establish a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the FST Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2016:

GLOBAL REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$105,774	$3,469,984	$—
Australia and Oceania	—	1,069,367	—
Europe	—	2,855,257	—
North America	9,594,525	—	—
Investment Company	478,702	—	—
Total	$10,179,001	$7,394,608	$—

INTERNATIONAL REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,003,986	$145,514,681	$—
Australia and Oceania	—	40,493,600	—
Europe	—	126,693,503	—
North America	17,380,315	—	—
Total	$18,384,301	$312,701,784	$—

REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$536,102,919	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Non-Diversification Risk — The Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of the Global Real Estate Securities, International Real Estate Securities and the Real Estate Securities Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of a Fund’s investments more than if its investments were not so concentrated.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date May 27, 2016

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date May 27, 2016

*	Print the name and title of each signing officer under his or her signature.